Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The components of loss from operations before income taxes for the years ended December 31, 2018, 2017, and 2016 are as follows:

	December 31,
	2018	2017	2016
	(in thousands)
U.K.	(230,543)	(39,422)	(19,105)
Non-U.K.	1,018	(269)	40
Loss before taxes	$(229,525)	$(39,691)	$(19,065)

The provision for income taxes for the years ended December 31, 2018, 2017, and 2016 was computed at the United Kingdom statutory income tax rate. The income tax provision for the years then ended comprised:

	December 31,
	2018	2017	2016
	(in thousands)
Current provision expense
Federal—United States	$607	$—	$—
State—United States	444	16	17
United Kingdom	—	—	—
Total current provision expense	1,051	16	17
Deferred provision expense
Federal—United States	(31)	—	—
State—United States	(50)	37	3
United Kingdom	—	—	—
Total deferred provision expense	(81)	37	3
Total provision for income taxes	$970	$53	$20

A reconciliation of income tax expense computed at the United Kingdom statutory income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	December 31,
	2018	2017	2016
	(in thousands)
Income taxes at United Kingdom statutory rate	$(43,526)	$(7,640)	$(3,831)
State income taxes	370	41	14
Permanent differences	293	115	75
Tax credits	—	(286)	(99)
Foreign rate differential	20	(40)	6
Change in valuation allowance	43,562	7,827	3,855
Impact of United States tax reform	159	36	—
Other	92	—	—
Total provision expense for income taxes	$970	$53	$20

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2018 and 2017 consist of the following:

	December 31,
	2018	2017
	(in thousands)
Deferred tax assets
Net operating loss carryforwards	$29,436	$9,483
Research and development credits	—	356
Share-based compensation	1,297	147
Amortization	19,451	2,156
Accruals	184	28
Other	1,946	—
Total deferred tax assets	$52,314	$12,170
Valuation allowance	(51,281)	(11,882)
Net deferred tax assets	$1,033	$288
Deferred tax liabilities
Depreciation	$(991)	$(328)
Other non-current liabilities (net deferred tax assets and liabilities)	$42	$(40)

As of December 31, 2018, the Company had approximately $155.2 million of United Kingdom net operating loss carryforwards.

As of December 31, 2017, the Company has approximately $48.4 million of United Kingdom net operating loss carryforwards with an indefinite life (but may be subject to certain utilization restrictions).

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily comprise net operating loss carryforwards and research and development credits. Management has considered the Company’s history of cumulative net losses in the United Kingdom, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its United Kingdom deferred tax assets. Accordingly, a full valuation allowance has been established against these net deferred tax assets as of December 31, 2018 and 2017, respectively. The Company reevaluates the positive and negative evidence at each reporting period.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2018, 2017, and 2016 related primarily to the increase in net operating loss carryforwards and were as follows:

	December 31,
	2018	2017	2016
	(in thousands)
Valuation allowance as of beginning of year	$(11,882)	$(3,503)	—
Decreases recorded as benefit to income tax provision	604	—	—
Increases recorded to income tax provision	(44,166)	(7,827)	(3,855)
Effect of foreign currency translation	4,163	(552)	352
Valuation allowance as of end of year	$(51,281)	$(11,882)	$(3,503)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates.  In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable.  There are currently no pending tax examinations.  The Company's tax years are still open under statute from December 31, 2015, to the present.  The resolution of tax matters is not expected to have a material effect on the Company's consolidated financial statements.